Earnings per share	12 Months Ended
Dec. 31, 2018
Disclosure of Earnings per share [Abstract]
Disclosure of earnings per share [text block]
(26)	Earnings per share

The basic and diluted earnings per share for the years ended December 31, 2018, 2017 and 2016 are $5.58, $8.25 and $6.58, respectively. The calculation of earnings per share was based on income attributable to ordinary stockholders of $3,349,967, $4,948,242 and $3,946,634 for the years ended December 31, 2018, 2017 and 2016, respectively.

The average weighted number of common outstanding in 2018, 2017 and 2016 was 599,980,734, 599,997,696 and 599,979,844 shares, respectively.

The Company has no ordinary shares with potential dilutive effects.